Shareholders' Equity	3 Months Ended
Mar. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

10 — SHAREHOLDERS’ EQUITY

Common Stock Issuances

On February 10, 2022, the Company, entered into a securities purchase agreement with an accredited institutional investor providing for the issuance of (i) 2,322,250 shares of the Company’s common stock, par value $0.001, (ii) pre-funded warrants to purchase up to 1,865,000 shares of Common Stock with an exercise price of $0.001 per share, which Pre-Funded Warrants are to be issued in lieu of shares of Common Stock to ensure that the Investor does not exceed certain beneficial ownership limitations, and (iii) warrants, with a term of five years and six months from the date of issuance, to purchase an aggregate of up to 3,977,888 shares of Common Stock at an exercise price of $2.52 per share. The Company received net proceeds from the offering of $9,123,741 after deducting fees due to the placement agent and the Company’s transaction expenses.

In the three months ended March 31, 2022, the Company issued 200,000 shares of common stock to employees and consultants for services rendered.

In the three months ended March 31, 2022, the Company issued an employee 250,000 shares common stock as a bonus on salary. The shares are subject to repurchase by the Company on termination of the employee, the shares no longer being liable to repurchase (“vesting”) on the following schedule: 1/24 of 166,667 shares vesting on the date of issue and the first of each of the next twenty-three subsequent months, and 83,333 shares vesting on the third anniversary of the date of issue. On March 31, 2022, 13,888 shares were vested and 236,112 shares remained subject to repurchase.

2017 Equity Incentive Plan

On October 9, 2017, the Company adopted the Adial Pharmaceuticals, Inc. 2017 Equity Incentive Plan (the “2017 Equity Incentive Plan”); which became effective on July 31, 2018. Initially, the aggregate number of shares of our common stock that may be issued pursuant to stock awards under the 2017 Equity Incentive Plan was 1,750,000 shares. On September 27, 2021, by a vote of the shareholders, the number of shares issuable under the 2017 Equity Incentive Plan was increased to 7,500,000. At March 31, 2022, the Company had issued 1,144,993 shares under the 2017 Equity Incentive Plan and had outstanding 4,007,291 options to purchase shares of our common stock under the 2017 Equity Incentive Plan, as well as 139,686 options to purchase shares of common stock that were issued before the 2017 Equity Incentive Plan was adopted, leaving 2,347,716 available for issue.

Stock Options

The following table provides the stock option activity for the three months ended March 31, 2022:

	Total Options Outstanding	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Weighted Average Fair Value at Issue
Outstanding December 31, 2021	3,585,310	7.80	$2.64	$2.02
Issued	561,667		2.00	1.63
Cancelled	–
Outstanding March 31, 2022	4,146,977	7.87	$2.56	$1.97
Outstanding March 31, 2022, vested and exercisable	2,465,264	7.25	$2.73	$2.06

At March 31, 2022, the intrinsic value totals of the outstanding options were $713,933.

The Company used the Black Scholes valuation model to determine the fair value of the options issued, using the following key assumptions for the three months ended March 31, 2022:

March 31, 2022
Fair Value per Share	$2.00
Expected Term	6.5
Expected Dividend	$—
Expected Volatility	107.88%
Risk free rate	1.89%

During the three months ended March 31, 2022, 561,667 options to purchase shares of common stock were granted at a fair value of $915,066, an approximate weighted average fair value of $1.63 per option, to be amortized over a service a weighted average period of 3 years. As of March 31, 2022, $3,146,919 in unrecognized compensation expense will be recognized over a weighted average remaining service period of 2.02 years.

The components of stock-based compensation expense included in the Company’s Statements of Operations for the three months ended March 31, 2022 and 2021 are as follows:

	Three months ended March 31,
	2022	2021
Research and development options expense	$76,390	$66,631
Total research and development expenses	76,390	66,631
General and administrative options and warrants expense	490,799	407,156
Stock issued to consultants and employees	416,423	850,900
Total general and administrative expenses	907,222	1,258,056
Total stock-based compensation expense	$983,612	$1,324,687

Stock Warrants

The following table provides the activity in warrants for the respective periods.

	Total Warrants	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Average Intrinsic Value
Outstanding December 31, 2021	7,990,271	2.63	$4.82	0.14
Issued	6,042,888		$1.74
Outstanding March 31, 2022	14,033,159	3.07	$3.49	0.27

This table includes warrants to purchase 344,851 shares of common stock issued to consultants, including the 200,000 issued in the three months ended March 31, 2022, with a total fair value of $263,195 at time of issue, calculated using the Black Scholes model assuming an underlying security values of $2.06, volatility rate of 107.88% risk-free rate of 1.71%, and an expected term of 6.5 years. In the three months ended March 31, 2022, the Company recognized $33,457 in expense associated with these warrants with $240,841 remaining to be recognized.